Pension and other postretirement benefits - Narrative (Q3) (Details) - USD ($) $ in Millions	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Pension and other postretirement benefits [Abstract]
Total pension plan assets transferred to plan	$ 55
Total pension plan obligations transferred to plan	53
Defined contribution plan, cost	21	$ 20	$ 69	$ 63	$ 78	$ 70	$ 66
Contributions to union-sponsored multiemployer pension plans	$ 10	$ 9	$ 27	$ 26	$ 35	$ 35	$ 33